Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 49	$ 52	$ 51	$ 49
Provision for credit losses
Originations	2	3	7	8
Maturities	(3)	(4)	(9)	(10)
Changes in risk, parameters and exposures	13	17	27	35
Write-offs	(9)	(9)	(26)	(25)
Recoveries	2	2	6	6
Exchange rate and other	(1)		(3)	(2)
Balance at end of period	53	61	53	61
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	15	15	17	15
Provision for credit losses
Transfers to Stage 1	5	5	16	20
Transfers to Stage 2		(1)	(2)	(4)
Originations	2	3	7	8
Maturities	(1)	(1)	(3)	(3)
Changes in risk, parameters and exposures	(4)	(5)	(18)	(20)
Exchange rate and other		1		1
Balance at end of period	17	17	17	17
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	17	16	15
Provision for credit losses
Transfers to Stage 1	(5)	(5)	(16)	(20)
Transfers to Stage 2		1	2	4
Transfers to Stage 3	(3)	(2)	(8)	(8)
Maturities	(2)	(3)	(6)	(7)
Changes in risk, parameters and exposures	9	15	28	39
Balance at end of period	16	23	16	23
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	20	18	19
Provision for credit losses
Transfers to Stage 3	3	2	8	8
Changes in risk, parameters and exposures	8	7	17	16
Write-offs	(9)	(9)	(26)	(25)
Recoveries	2	2	6	6
Exchange rate and other	(1)	(1)	(3)	(3)
Balance at end of period	$ 20	$ 21	$ 20	$ 21